USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                           LONG TERM FUND
LOGO                      TAX EXEMPT MONEY MARKET FUND
                       SUPPLEMENT DATED NOVEMBER 1, 1999
                              TO THE PROSPECTUS
                              DATED AUGUST 1, 1999

AS A RESULT OF TWO RETIREMENTS THAT REQUIRED A REORGANIZATION OF OUR FIXED INCOME INVESTMENTS AREA, PAGE 19 OF THE PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS AMENDED TO REFLECT THE FOLLOWING CHANGES EFFECTIVE NOVEMBER 1, 1999.

Portfolio Managers

LONG TERM FUND

ROBERT R. PARISEAU, Assistant Vice President of Fixed Income Investments, assumes portfolio management responsibilities of the Long Term Fund replacing Kenneth E. Willmann.

Mr. Pariseau has 15 years investment management experience working for us. He earned the Chartered Financial Analyst designation in 1987 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

TAX EXEMPT MONEY MARKET FUND

MARK C. CLAYTON, Assistant Vice President of Money Market Funds, assumes portfolio management responsibilities of the Tax Exempt Money Market Fund replacing Thomas G. Ramos.

Mr. Clayton has eight years investment management experience and has worked for us for two years. Prior to joining us, Mr. Clayton worked for Boatmen's Trust from October 1992 to January 1997. He has earned the Chartered Financial Analyst designation in 1997 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MPA from New York University and a BA from the University of Wisconsin, Madison.

                                                                     35162-1199

USAA                       USAA TAX EXEMPT FUND, INC.
EAGLE                          NEW YORK BOND FUND
LOGO                       NEW YORK MONEY MARKET FUND
                       SUPPLEMENT DATED NOVEMBER 1, 1999
                              TO THE PROSPECTUS
                              DATED AUGUST 1, 1999

AS A RESULT OF TWO RETIREMENTS THAT REQUIRED A REORGANIZATION OF OUR FIXED INCOME INVESTMENTS AREA, PAGES 18 AND 19 OF THE PROSPECTUS UNDER THE HEADING "PORTFOLIO MANAGERS" IS AMENDED TO REFLECT THE FOLLOWING CHANGES IN EFFECTIVE NOVEMBER 1, 1999.

Portfolio Managers

NEW YORK BOND FUND

CLIFFORD A. GLADSON, Vice President of Fixed Income Investments, assumes portfolio management responsibilities of the New York Bond Fund replacing Kenneth E. Willmann.

Mr. Gladson has 12 years investment management experience and has worked for us for nine years. He earned the Chartered Financial Analyst designation in 1990 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the National Federation of Municipal Analysts. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

NEW YORK MONEY MARKET FUND

REGINA G. SHAFER, Assistant Vice President of Money Market Funds, assumes portfolio management responsibilities of the New York Money Market Fund replacing Thomas G. Ramos.

Ms. Shafer has four years investment management experience and has worked for us for eight years. She is a Certified Public Accountant and earned the Chartered Financial Analyst designation in 1998. She is a member of the Association for Investment Management and Research and the San Antonio Financial Analysts Society, Inc. She holds an MBA from the University of Texas at San Antonio and a BBA from Southwest Texas State University.


                                                                     35163-1199